Other equity (Tables)	12 Months Ended
Jun. 30, 2019
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Summary of Reserves

	2019	2018	2017	Recognition and measurement
	US$M	US$M	US$M
Share premium account	518	518	518	The share premium account represents the premium paid on the issue of BHP Group Plc shares recognised in accordance with the UK Companies Act 2006.
Foreign currency translation reserve	37	42	40	The foreign currency translation reserve represents exchange differences arising from the translation of non-US dollar functional currency operations within the Group into US dollars.
Employee share awards reserve	213	196	214

The employee share awards reserve represents the accrued employee entitlements to share awards that have been charged to the income statement and have not yet been exercised.

Once exercised, the difference between the accumulated fair value of the awards and their historical on-market purchase price is recognised in retained earnings.

Cash flow hedge reserve	114	58	153	The cash flow hedging reserve represents hedging gains and losses recognised on the effective portion of cash flow hedges. The cumulative deferred gain or loss on the hedge is recognised in the income statement when the hedged transaction impacts the income statement, or is recognised as an adjustment to the cost of non-financial hedged items. The hedging reserve records the portion of the gain or loss on a hedging instrument in a cash flow hedge that is determined to be an effective hedge relationship.
Cost of hedging reserve	(74)	–	–

The cost of hedging reserve represents the recognition of certain costs of hedging for example, basis adjustments, which have been excluded from the hedging relationship and deferred in other comprehensive income until the hedged transaction impacts the income statement.

Equity investments reserve	17	16	10	The financial assets reserve represents the revaluation of investments in shares recognised through other comprehensive income. Where a revalued financial asset is sold, the relevant portion of the reserve is transferred to retained earnings.
Capital redemption reserve	177	177	177	The capital redemption reserve represents the par value of BHP Group Plc shares that were purchased and subsequently cancelled. The cancellation of the shares creates a non-distributable capital redemption reserve.
Non-controlling interest contribution reserve	1,283	1,283	1,288	The non-controlling interest contribution reserve represents the excess of consideration received over the book value of net assets attributable to equity instruments when acquired by non-controlling interests.

Total reserves	2,285	2,290	2,400

Summary of Financial Information Relating to Subsidiaries with Non-controlling Interests

Summarised financial information relating to each of the Group’s subsidiaries with non-controlling interests (NCI) that are material to the Group before any intra-group eliminations is shown below:

	2019			2018
US$M	Minera Escondida Limitada	Other individually immaterial subsidiaries (incl. intra- group eliminations)	Total	Minera Escondida Limitada	Other individually immaterial subsidiaries (incl. intra- group eliminations)	Total
Group share (per cent)	57.5			57.5

Current assets	2,456			2,751
Non-current assets	12,538			13,389
Current liabilities	(1,826)			(1,781)
Non-current liabilities	(4,122)			(4,352)

Net assets	9,046			10,007

Net assets attributable to NCI	3,845	739	4,584	4,253	825	5,078

Revenue	6,876			8,775
Profit after taxation	1,360			2,221
Other comprehensive income	(1)			(2)

Total comprehensive income	1,359			2,219

Profit after taxation attributable to NCI	578	301	879	944	174	1,118
Other comprehensive income attributable to NCI	–	(1)	(1)	(1)	1	–

Net operating cash flow	3,283			5,041
Net investing cash flow	(1,034)			(997)
Net financing cash flow	(2,517)			(3,392)

Dividends paid to NCI (1)	986	219	1,205	1,469	135	1,604

(1)	Includes dividends paid to non-controlling interests related to Onshore US of US$7 million (2018: US$22 million). Refer to note 27 ‘Discontinued operations’.